TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 2,018	$ 2,425	$ 2,298
Post-employment benefits	394	256	131
Other long-term benefits	29	31	35
Share-based compensation	370	1,030	1,011
Benefits to key executive personnel	$ 2,811	$ 3,742	$ 3,475